Leases - Summary of Rent Expense Associated with Lease Commitments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Rental expense from properties subleased to franchisees	$ 103.3	$ 94.0	$ 74.4